INVESTMENTS IN AFFILIATES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Oct. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2015
Other investments
Investments in affiliates	$ 98,819			$ 78,291
RE Roserock Holdings LLC ("Roserock")
Other investments
Investments in affiliates	$ 18,854
Ownership percentage	20.00%
RE Crimson Holdings LLC
Other investments
Ownership percentage			20.00%
Canadian Solar Infrastructure Fund, Inc
Other investments
Investments in affiliates	$ 12,889			$ 19,980
Ownership percentage	14.64%			14.66%
Suzhou Financial Leasing Co., Ltd.
Other investments
Investments in affiliates	$ 27,026			$ 23,969
Ownership percentage	4.78%			4.78%	4.78%
Others
Other investments
Investments in affiliates	$ 33,776			$ 34,342
Others | Minimum
Other investments
Ownership percentage	20.00%			15.00%
Others | Maximum
Other investments
Ownership percentage	49.00%			49.00%
JuSheng (Suzhou) Solar Tech Co., Ltd
Other investments
Investments in affiliates	$ 6,274
Ownership percentage	4.55%	4.55%